PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 26,947	$ 3,645	$ 55,925	$ 10,870	$ 95,026	$ 43,462